LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT

The following table depicts future minimum lease payments for the Company’s operating leases excluding Fortman Leases.

Fiscal year ending December 31,	Operating Lease Obligations
2025 (remainder three months)	$95,766
2026	379,175
2027	350,029
2028	318,383
2029	142,195
Thereafter	52,442
Total undiscounted operating lease payments	1,337,990
Less: Imputed interest	198,181
Present value of operating lease liabilities	$1,139,809

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2025	$324,199
2026	280,322
2027	250,125
2028	216,990
2029	108,928
Thereafter	177,102
Total undiscounted operating lease payments	1,357,666
Less: Imputed interest	(266,316)
Present value of operating lease liabilities	$1,091,350